OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

     Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Equity Index Fund, for the year ended July 31, 2007. This one series has a July 31, fiscal year end.

Date of reporting period: July 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen

EQUITY INDEX FUND

Annual Report
as of July 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
38	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
39	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Equity Index Fund for the twelve-month period ended July 31, 2007.

The domestic equity market produced solid returns for the fiscal year, despite a major sell-off in July 2007. The downturn in stock prices was brought on by concerns about weakness in housing and worries that problems in the subprime mortgage industry could spread to the general economy. For most of the fiscal year, stocks were driven higher by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. Large cap and mid cap stocks generally outperformed small cap stocks, and the growth style of investing outperformed the value style among stocks of all sizes. Performance was even stronger in foreign markets, with emerging markets continuing to outpace markets of more developed nations.

Returns were more modest in the domestic fixed income market. As the economy appeared to accelerate in the second quarter of 2007, investors focused on two concerns. The first concern was that inflationary pressures might increase, undermining the health of the economy, and the second was that difficulties in the subprime mortgage industry might signal a more general deterioration in credit quality. Interest rates of longer-maturity bonds began rising as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially

LETTER TO SHAREHOLDERS continued

Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well.

Despite weaknesses in the housing industry, and the related problems in the subprime mortgage market, the domestic economy continued its expansion during the twelve-month period. Rising personal consumption and business investment combined with high employment, brisk government spending and strong exports lead to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007, but then accelerated to a rate of 4.0% in the second quarter. Throughout the fiscal year, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

During this period, the management teams of Evergreen’s value-oriented equity funds tended to focus on corporations with strong balance sheets, relatively consistent cash flows, steady profitability and reasonable stock valuations. Managers of Evergreen Equity Income Fund emphasized companies with the ability to maintain and increase their dividend flows to shareholders, while managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records. The team supervising Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. The managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies with reasonable prices and strong balance sheets. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among

LETTER TO SHAREHOLDERS continued

larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund employed a proprietary process to control trading and operational costs while reflecting the Standard and Poor’s 500® Index.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

Average annual return*

1-year with sales charge	10.03%	9.65%	13.63%	N/A	N/A

1-year w/o sales charge	15.51%	14.65%	14.63%	15.80%	15.50%

5-year	10.08%	10.06%	10.33%	11.44%	11.16%

10-year	4.87%	4.70%	4.75%	5.62%	5.38%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of Class Y of the fund’s predecessor fund, Core Fund Equity Index Fund. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of Class A of the fund’s predecessor fund, Core Fund Equity Index Fund. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares versus a similar investment in the S&P 500® Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 15.51% for the twelve-month period ended July 31, 2007, excluding any applicable sales charges. During the same period, the S&P 500 returned 16.13% .

The fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Stocks delivered healthy returns over the fiscal year, despite a difficult final month. Large cap stocks tended to outpace small and mid cap stocks, while growth-oriented stocks outperformed value-oriented stocks. The end of the fiscal year saw volatility return to the markets with a vengeance. Stocks recorded wide price swings as the markets were highly influenced by negative reports in the housing and credit markets. These reports partially offset the impact of generally positive news about the economy and corporate earnings. Despite disturbing news from the mortgage market, Gross Domestic Product (“GDP”) expanded by a larger-than-expected 2.4% in the second quarter of 2007. The weakened dollar on world currency markets enabled U.S. exports to contribute more than a full percentage point to GDP growth while personal consumption appeared to be supported by solid income gains and record levels of household net worth. Although payrolls grew by less than the forecasted 92,000 jobs in July 2007, the U.S. economy has created more than seven million jobs in the past four years, giving support to the highest consumer confidence reading in six years.

The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. Periodic rebalancing takes place in order to reflect the frequently changing constituents of the S&P 500.

The weakest-performing sector in the fund was utilities. Within that sector, the largest detractors from performance were two gas and electric power utilities: Nisource, Inc., based in Indiana, and Integrys Energy Group, Inc., of Illinois. Our exposure to Duke Energy Corp. and Xcel Energy, Inc. also held back results. Outside of utilities, we saw lagging performance from materials and telecommunication services. Newmont Mining Corp., a gold mining company headquartered in Colorado, was the weakest performer in materials while Sprint Nextel Corp. lagged in telecommunication services. Within financials, Bank of America Corp. was the largest detractor from performance, which is largely attributed to its weight in the fund. Overall, biotechnology company Amgen, Inc. was the worst performer in the S&P 500 and, therefore, the fund.

Performance was positive for the period in all of the sectors within the fund, with the greatest contributions coming from information technology, followed by industrials, energy, and consumer discretionary. Leading contributors within information technology came from Cisco Systems, Inc. and Microsoft Corp. The largest single contributor, by market capitalization, was Exxon Mobil Corp., the giant, integrated oil company, and the overall best absolute returns came from Internet retailer Amazon.com, Inc.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of July 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,018.08	$ 2.85
Class B	$ 1,000.00	$ 1,014.41	$ 6.59
Class C	$ 1,000.00	$ 1,014.30	$ 6.59
Class I	$ 1,000.00	$ 1,019.35	$ 1.60
Class IS	$ 1,000.00	$ 1,018.15	$ 2.85
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.97	$ 2.86
Class B	$ 1,000.00	$ 1,018.25	$ 6.61
Class C	$ 1,000.00	$ 1,018.25	$ 6.61
Class I	$ 1,000.00	$ 1,023.21	$ 1.61
Class IS	$ 1,000.00	$ 1,021.97	$ 2.86

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 47.72	$ 46.12	$ 41.29	$ 37.12	$ 34.22

Income from investment operations
Net investment income (loss)	0.72	0.64	0.68	0.46	0.42
Net realized and unrealized gains or losses on investments	6.66	1.57	4.83	4.18	2.90
Total from investment operations	7.38	2.21	5.51	4.64	3.32

Distributions to shareholders from
Net investment income	(0.71)	(0.61)	(0.68)	(0.47)	(0.42)

Net asset value, end of period	$ 54.39	$ 47.72	$ 46.12	$ 41.29	$ 37.12

Total return[1]	15.51%	4.82%	13.43%	12.51%	9.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$366,413	$241,553	$265,500	$245,244	$207,813
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.96%	0.98%	0.99%	1.04%
Net investment income (loss)	1.35%	1.35%	1.56%	1.12%	1.25%
Portfolio turnover rate	14%	6%	4%	3%	13%

1 Excluding applicable sales charges.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 47.46	$ 45.88	$ 41.09	$ 36.95	$ 34.07

Income from investment operations
Net investment income (loss)	0.34[1]	0.28[1]	0.35[1]	0.15	0.16
Net realized and unrealized gains or losses on investments	6.60	1.58	4.80	4.16	2.89
Total from investment operations	6.94	1.86	5.15	4.31	3.05

Distributions to shareholders from
Net investment income	(0.30)	(0.28)	(0.36)	(0.17)	(0.17)

Net asset value, end of period	$ 54.10	$ 47.46	$ 45.88	$ 41.09	$ 36.95

Total return[2]	14.65%	4.05%	12.57%	11.67%	9.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$113,488	$141,090	$186,218	$201,550	$188,488
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and expense reductions	1.63%	1.69%	1.68%	1.69%	1.77%
Net investment income (loss)	0.65%	0.60%	0.82%	0.37%	0.50%
Portfolio turnover rate	14%	6%	4%	3%	13%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 47.52	$ 45.95	$ 41.14	$ 37.00	$ 34.12

Income from investment operations
Net investment income (loss)	0.34[1]	0.27	0.35[1]	0.15	0.17
Net realized and unrealized gains or losses on investments	6.60	1.58	4.82	4.16	2.88
Total from investment operations	6.94	1.85	5.17	4.31	3.05

Distributions to shareholders from
Net investment income	(0.31)	(0.28)	(0.36)	(0.17)	(0.17)

Net asset value, end of period	$ 54.15	$ 47.52	$ 45.95	$ 41.14	$ 37.00

Total return[2]	14.63%	4.04%	12.61%	11.66%	9.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$175,657	$173,515	$198,719	$199,725	$185,702
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and expense reductions	1.63%	1.69%	1.68%	1.69%	1.77%
Net investment income (loss)	0.63%	0.60%	0.81%	0.37%	0.50%
Portfolio turnover rate	14%	6%	4%	3%	13%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended July 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 47.76	$ 46.15	$ 41.31	$ 37.14	$ 34.23

Income from investment operations
Net investment income (loss)	0.85	0.75[1]	0.82	0.59	0.51
Net realized and unrealized gains or losses on investments	6.66	1.58	4.80	4.15	2.90
Total from investment operations	7.51	2.33	5.62	4.74	3.41

Distributions to shareholders from
Net investment income	(0.84)	(0.72)	(0.78)	(0.57)	(0.50)

Net asset value, end of period	$ 54.43	$ 47.76	$ 46.15	$ 41.31	$ 37.14

Total return	15.80%	5.08%	13.72%	12.78%	10.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$340,321	$255,492	$326,324	$393,068	$429,681
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.63%	0.69%	0.68%	0.69%	0.77%
Net investment income (loss)	1.62%	1.60%	1.83%	1.38%	1.49%
Portfolio turnover rate	14%	6%	4%	3%	13%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended July 31,

CLASS IS	2007	2006	2005	2004	2003

Net asset value, beginning of period	$47.73	$ 46.12	$ 41.29	$ 37.12	$ 34.22

Income from investment operations
Net investment income (loss)	0.79	0.64	0.69	0.46	0.42
Net realized and unrealized gains or losses on investments	6.59	1.58	4.81	4.18	2.90
Total from investment operations	7.38	2.22	5.50	4.64	3.32

Distributions to shareholders from
Net investment income	(0.71)	(0.61)	(0.67)	(0.47)	(0.42)

Net asset value, end of period	$54.40	$ 47.73	$ 46.12	$ 41.29	$ 37.12

Total return	15.50%	4.84%	13.42%	12.51%	9.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,807	$15,035	$15,010	$15,426	$12,807
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.94%	0.93%	0.94%	1.02%
Net investment income (loss)	1.39%	1.34%	1.57%	1.13%	1.25%
Portfolio turnover rate	14%	6%	4%	3%	13%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2007

	Shares	Value

COMMON STOCKS 100.7%
CONSUMER DISCRETIONARY 9.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	16,207	$465,465
Johnson Controls, Inc.	15,500	1,753,825

		2,219,290

Automobiles 0.4%
Ford Motor Co. (p)	147,706	1,256,978
General Motors Corp.	44,445	1,440,018
Harley-Davidson, Inc.	20,234	1,159,813

		3,856,809

Distributors 0.1%
Genuine Parts Co.	13,385	636,858

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	10,840	640,752
H&R Block, Inc.	25,369	506,112

		1,146,864

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	34,270	1,518,504
Darden Restaurants, Inc.	11,107	472,825
Harrah’s Entertainment, Inc.	14,666	1,242,064
Hilton Hotels Corp.	30,620	1,353,710
International Game Technology	26,117	922,452
Marriott International, Inc., Class A	25,799	1,071,949
McDonald’s Corp.	93,792	4,489,823
Starbucks Corp. *	58,196	1,552,669
Starwood Hotels & Resorts Worldwide, Inc.	16,899	1,063,961
Wendy’s International, Inc.	6,855	240,131
Wyndham Worldwide Corp. *	14,322	481,935
Yum! Brands, Inc.	41,150	1,318,446

		15,728,469

Household Durables 0.6%
Black & Decker Corp.	5,110	442,373
Centex Corp.	9,252	345,192
D.R. Horton, Inc.	21,469	350,374
Fortune Brands, Inc.	12,001	975,681
Harman International Industries, Inc.	5,118	593,688
KB Home	6,035	191,973
Leggett & Platt, Inc.	13,917	288,499
Lennar Corp., Class A	10,938	335,359
Newell Rubbermaid, Inc.	21,911	579,546
Pulte Homes, Inc.	16,690	322,785
Snap-On, Inc.	4,554	238,311
Stanley Works	6,550	362,412
Whirlpool Corp.	6,200	633,082

		5,659,275

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.2%
Amazon.com, Inc. *	24,091	$1,892,107
IAC/InterActiveCorp.	17,166	493,351

		2,385,458

Leisure Equipment & Products 0.2%
Brunswick Corp.	7,000	195,720
Eastman Kodak Co.	22,601	570,675
Hasbro, Inc.	12,521	350,839
Mattel, Inc.	30,901	707,942

		1,825,176

Media 3.3%
CBS Corp., Class B	56,745	1,799,951
Clear Channel Communications, Inc.	38,451	1,418,842
Comcast Corp., Class A *	241,067	6,332,830
DIRECTV Group, Inc. *	60,569	1,357,351
Dow Jones & Co., Inc.	5,134	294,589
E.W. Scripps Co., Class A	6,549	268,313
Gannett Co., Inc.	18,436	919,956
Interpublic Group of Cos. *	36,836	386,410
McGraw-Hill Cos.	26,962	1,631,201
Meredith Corp.	3,060	172,859
New York Times Co., Class A (p)	11,306	258,455
News Corp., Class A	182,985	3,864,643
Omnicom Group, Inc.	25,988	1,347,998
Time Warner, Inc.	297,390	5,727,731
Tribune Co.	6,639	185,627
Viacom, Inc., Class B *	54,139	2,073,524
Walt Disney Co.	155,679	5,137,407

		33,177,687

Multi-line Retail 1.0%
Big Lots, Inc. *	8,482	219,344
Dillard’s, Inc., Class A	4,718	141,021
Family Dollar Stores, Inc.	11,848	350,938
J.C. Penney Co., Inc.	17,675	1,202,607
Kohl’s Corp. *	25,346	1,541,037
Macy’s, Inc.	36,108	1,302,415
Nordstrom, Inc.	17,634	839,026
Sears Holdings Corp. *	6,469	884,894
Target Corp.	66,894	4,051,770

		10,533,052

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	6,836	477,836
AutoNation, Inc. *	11,704	227,994
AutoZone, Inc. *	3,701	469,324

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Bed, Bath & Beyond, Inc. *	21,216	$734,922
Best Buy Co., Inc.	31,358	1,398,253
Circuit City Stores, Inc.	10,713	127,485
Gap, Inc.	41,651	716,397
Home Depot, Inc.	155,090	5,764,695
Limited Brands, Inc.	26,886	649,297
Lowe’s Cos.	118,237	3,311,818
Office Depot, Inc. *	21,721	542,156
OfficeMax, Inc.	5,919	194,617
RadioShack Corp.	10,650	267,635
Sherwin-Williams Co.	8,600	599,334
Staples, Inc.	56,189	1,293,471
Tiffany & Co.	10,742	518,302
TJX Cos.	35,735	991,646

		18,285,182

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	28,749	1,306,929
Jones Apparel Group, Inc.	8,555	213,533
Liz Claiborne, Inc.	8,212	288,570
Nike, Inc., Class B	29,785	1,681,363
Polo Ralph Lauren Corp.	4,814	430,131
VF Corp.	6,999	600,444

		4,520,970

CONSUMER STAPLES 9.4%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	58,856	2,870,407
Brown-Forman Corp., Class B	6,104	405,550
Coca-Cola Co.	157,875	8,226,866
Coca-Cola Enterprises, Inc.	21,608	489,637
Constellation Brands, Inc., Class A *	15,177	332,832
Molson Coors Brewing Co., Class B	3,720	330,857
Pepsi Bottling Group, Inc.	10,336	345,843
PepsiCo, Inc.	127,970	8,397,391

		21,399,383

Food & Staples Retailing 2.3%
Costco Wholesale Corp. (p)	34,598	2,068,960
CVS Caremark Corp.	119,563	4,207,422
Kroger Co.	55,618	1,443,843
Safeway, Inc.	34,692	1,105,634
SUPERVALU, Inc.	16,326	680,305
Sysco Corp.	48,547	1,547,678
Wal-Mart Stores, Inc.	190,446	8,750,994
Walgreen Co.	78,626	3,473,697
Whole Foods Market, Inc. (p)	11,106	411,366

See Notes to Financial Statements		23,689,899

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.5%
Archer Daniels Midland Co.	50,562	$1,698,883
Campbell Soup Co.	16,807	619,002
ConAgra Foods, Inc.	38,583	978,079
Dean Foods Co.	10,213	293,828
General Mills, Inc.	27,211	1,513,476
H.J. Heinz Co.	25,520	1,116,755
Hershey Co. (p)	13,468	620,875
Kellogg Co.	19,679	1,019,569
Kraft Foods, Inc., Class A	126,020	4,127,155
McCormick & Co., Inc.	10,228	349,388
Sara Lee Corp.	57,709	914,688
Tyson Foods, Inc., Class A	19,860	423,018
Wm. Wrigley Jr. Co.	16,938	976,984

		14,651,700

Household Products 2.1%
Clorox Co.	11,755	710,707
Colgate-Palmolive Co.	39,621	2,614,986
Kimberly-Clark Corp.	35,834	2,410,553
Procter & Gamble Co.	247,382	15,303,051

		21,039,297

Personal Products 0.2%
Avon Products, Inc.	33,995	1,224,160
Estee Lauder Compaines, Inc., Class A	9,269	417,290

		1,641,450

Tobacco 1.2%
Altria Group, Inc.	165,233	10,983,037
Reynolds American, Inc. (p)	13,442	822,247
UST, Inc. (p)	12,583	673,820

		12,479,104

ENERGY 11.3%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	24,814	1,961,547
BJ Services Co.	22,723	594,206
ENSCO International, Inc.	11,712	715,252
Halliburton Co.	71,809	2,586,560
Nabors Industries, Ltd. * (p)	22,116	646,672
National Oilwell Varco, Inc. *	13,954	1,676,015
Noble Corp.	10,529	1,078,801
Rowan Companies, Inc.	8,692	366,715
Schlumberger, Ltd.	92,589	8,770,030
Smith International, Inc.	15,749	967,146
Transocean, Inc. *	22,637	2,432,346
Weatherford International, Ltd. *	26,499	1,466,190

		23,261,480

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	35,936	$1,808,659
Apache Corp.	25,652	2,073,708
Chesapeake Energy Corp.	31,718	1,079,681
Chevron Corp.	166,486	14,194,596
ConocoPhillips	126,605	10,234,748
Consol Energy, Inc.	14,105	587,473
Devon Energy Corp.	34,945	2,607,246
El Paso Corp.	55,012	915,950
EOG Resources, Inc.	19,216	1,347,042
Exxon Mobil Corp.	442,555	37,674,707
Hess Corp.	21,436	1,311,883
Marathon Oil Corp.	53,889	2,974,673
Murphy Oil Corp.	14,779	916,889
Occidental Petroleum Corp.	65,505	3,715,444
Peabody Energy Corp.	20,525	867,386
Spectra Energy Corp.	49,637	1,264,254
Sunoco, Inc.	9,541	636,576
Valero Energy Corp. (p)	43,129	2,890,074
Williams Cos.	47,047	1,517,266
XTO Energy, Inc.	30,118	1,642,335

		90,260,590

FINANCIALS 20.1%
Capital Markets 3.5%
American Capital Strategies, Ltd.	13,676	519,278
Ameriprise Financial, Inc.	18,223	1,098,300
Bank of New York Mellon Corp.	87,494	3,722,870
Bear Stearns Cos.	9,220	1,117,648
Charles Schwab Corp.	79,490	1,600,134
E*TRADE Financial Corp. *	33,535	621,068
Federated Investors, Inc., Class B	6,958	250,557
Franklin Resources, Inc.	12,762	1,625,496
Goldman Sachs Group, Inc.	32,090	6,043,831
Janus Capital Group, Inc.	14,566	437,854
Legg Mason, Inc.	10,331	929,790
Lehman Brothers Holdings, Inc. (p)	41,843	2,594,266
Merrill Lynch & Co., Inc.	68,411	5,076,096
Morgan Stanley	82,798	5,288,308
Northern Trust Corp.	14,824	925,907
State Street Corp.	31,197	2,091,135
T. Rowe Price Group, Inc.	20,575	1,072,575

		35,015,113

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.6%
BB&T Corp.	42,028	$1,572,688
Comerica, Inc.	12,080	636,133
Commerce Bancorp, Inc.	14,824	495,863
Compass Bancshares, Inc.	10,202	706,795
Fifth Third Bancorp	43,215	1,594,201
First Horizon National Corp. (p)	9,879	313,362
Huntington Bancshares, Inc.	28,701	551,059
KeyCorp	30,819	1,069,111
M&T Bank Corp.	5,952	632,638
Marshall & Ilsley Corp.	20,356	838,871
National City Corp. (p)	45,232	1,329,369
PNC Financial Services Group, Inc.	27,097	1,806,015
Regions Financial Corp.	55,362	1,664,735
SunTrust Banks, Inc.	28,017	2,193,731
Synovus Financial Corp.	25,688	718,236
U.S. Bancorp	136,596	4,091,050
Wachovia Corp. °	150,315	7,096,371
Wells Fargo & Co.	262,374	8,860,370
Zions Bancorp	8,641	644,187

		36,814,785

Consumer Finance 1.0%
American Express Co.	92,074	5,390,012
Capital One Financial Corp.	32,010	2,265,028
Discover Financial Services *	41,399	954,247
SLM Corp.	32,321	1,589,223

		10,198,510

Diversified Financial Services 5.0%
Bank of America Corp.	343,761	16,301,147
CIT Group, Inc.	14,856	611,770
Citigroup, Inc.	383,165	17,843,994
CME Group, Inc.	4,285	2,367,462
JPMorgan Chase & Co.	268,373	11,811,096
Moody’s Corp.	18,068	972,058

		49,907,527

Insurance 4.5%
ACE, Ltd.	25,218	1,455,583
AFLAC, Inc.	37,890	1,974,827
Allstate Corp.	47,052	2,500,814
Ambac Financial Group, Inc.	7,896	530,216
American International Group, Inc.	200,957	12,897,420
AON Corp.	22,744	910,670
Assurant, Inc.	7,687	389,885
Chubb Corp.	31,100	1,567,751

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Cincinnati Financial Corp.	13,298	$521,281
Genworth Financial, Inc., Class A	32,865	1,003,040
Hartford Financial Services Group, Inc.	24,877	2,285,450
Lincoln National Corp.	21,272	1,283,127
Loews Corp.	35,017	1,659,806
Marsh & McLennan Cos.	43,634	1,202,117
MBIA, Inc.	10,276	576,483
MetLife, Inc.	58,261	3,508,477
Principal Financial Group, Inc.	21,038	1,186,333
Progressive Corp.	57,838	1,213,441
Prudential Financial, Inc.	36,735	3,255,823
SAFECO Corp.	8,342	487,757
Torchmark Corp.	7,503	461,735
Travelers Companies, Inc.	52,164	2,648,888
UnumProvident Corp.	26,931	654,423
XL Capital, Ltd., Class A	14,608	1,137,379

		45,312,726

Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co., Class A	7,526	317,974
Archstone-Smith Trust	17,267	991,298
AvalonBay Communities, Inc.	6,170	666,175
Boston Properties, Inc.	9,218	871,009
Developers Diversified Realty Corp.	9,679	464,592
Equity Residential	22,841	909,300
General Growth Properties, Inc.	19,254	923,807
Host Hotels & Resorts, Inc.	41,013	866,195
Kimco Realty Corp.	17,819	665,183
Plum Creek Timber Co., Inc.	13,886	539,610
ProLogis	20,158	1,146,990
Public Storage, Inc.	9,643	675,878
Simon Property Group, Inc.	17,549	1,518,515
Vornado Realty Trust	10,260	1,098,128

		11,654,654

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	14,524	507,178

Thrifts & Mortgage Finance 1.3%
Countrywide Financial Corp.	45,965	1,294,834
Fannie Mae	76,443	4,574,349
Freddie Mac	51,971	2,976,379
Hudson City Bancorp, Inc.	38,065	465,154
MGIC Investment Corp.	6,526	252,295
Sovereign Bancorp, Inc. (p)	28,369	542,983
Washington Mutual, Inc.	69,843	2,621,208

		12,727,202

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 11.7%
Biotechnology 1.2%
Amgen, Inc. *	89,829	$4,827,410
Biogen Idec, Inc. *	22,134	1,251,456
Celgene Corp. *	29,428	1,782,160
Genzyme Corp. *	20,650	1,302,396
Gilead Sciences, Inc. *	73,363	2,731,305

		11,894,727

Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	4,209	269,081
Baxter International, Inc.	50,468	2,654,617
Becton, Dickinson & Co.	18,977	1,449,084
Boston Scientific Corp. *	91,914	1,208,669
C.R. Bard, Inc.	8,000	627,760
Covidien, Ltd. *	38,392	1,572,152
Hospira, Inc. *	12,241	473,359
Medtronic, Inc.	90,468	4,584,014
St. Jude Medical, Inc. *	26,579	1,146,618
Stryker Corp.	23,460	1,464,608
Zimmer Holdings, Inc. *	18,601	1,446,414

		16,896,376

Health Care Providers & Services 2.2%
Aetna, Inc.	40,002	1,922,896
AmerisourceBergen Corp.	14,802	697,322
Cardinal Health, Inc.	29,796	1,958,491
CIGNA Corp.	22,294	1,151,262
Coventry Health Care, Inc. *	12,110	675,859
Express Scripts, Inc. *	21,402	1,072,883
Humana, Inc. *	13,201	846,052
Laboratory Corporation of America Holdings *	9,239	682,300
Manor Care, Inc.	5,748	364,136
McKesson Corp.	23,207	1,340,437
Medco Health Solutions, Inc. *	22,008	1,788,590
Patterson Companies, Inc. *	10,931	392,095
PharMerica Corp.	15	250
Quest Diagnostics, Inc.	12,413	688,549
Tenet Healthcare Corp. *	37,161	192,494
UnitedHealth Group, Inc.	105,275	5,098,468
WellPoint, Inc. *	48,209	3,621,460

		22,493,544

Health Care Technology 0.0%
IMS Health, Inc.	15,417	433,680

Life Sciences Tools & Services 0.4%
Applera Corp. - Applied Biosystems Group	14,218	443,886
Millipore Corp. *	4,240	333,306

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services continued
PerkinElmer, Inc.	9,408	$261,825
Thermo Fisher Scientific, Inc. *	33,147	1,730,605
Varian Medical Systems, Inc. *	10,014	408,571
Waters Corp. *	7,927	461,827

		3,640,020

Pharmaceuticals 6.2%
Abbott Laboratories	119,320	6,048,331
Allergan, Inc.	23,820	1,384,657
Barr Pharmaceuticals, Inc. *	8,501	435,421
Bristol-Myers Squibb Co.	152,452	4,331,161
Eli Lilly & Co.	77,510	4,192,516
Forest Laboratories, Inc. *	24,971	1,003,834
Johnson & Johnson	227,556	13,767,138
King Pharmaceuticals, Inc. *	19,142	325,605
Merck & Co., Inc.	170,263	8,453,558
Mylan Laboratories, Inc.	19,515	312,826
Pfizer, Inc.	551,361	12,962,497
Schering-Plough Corp.	117,008	3,339,408
Watson Pharmaceuticals, Inc. *	8,055	245,033
Wyeth	105,677	5,127,448

		61,929,433

INDUSTRIALS 11.7%
Aerospace & Defense 2.9%
Boeing Co. (p)	60,994	6,308,610
General Dynamics Corp.	31,804	2,498,522
Goodrich Corp.	9,833	618,594
Honeywell International, Inc.	61,255	3,522,775
L-3 Communications Holdings, Inc.	9,815	957,551
Lockheed Martin Corp.	27,880	2,745,623
Northrop Grumman Corp.	27,112	2,063,223
Precision Castparts Corp.	10,809	1,481,482
Raytheon Co.	34,870	1,930,403
Rockwell Collins Corp.	12,963	890,558
United Technologies Corp.	78,123	5,700,635

		28,717,976

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	13,259	645,051
FedEx Corp.	24,181	2,677,804
United Parcel Service, Inc., Class B	83,199	6,299,828

		9,622,683

Airlines 0.1%
Southwest Airlines Co.	61,343	960,631

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.2%
American Standard Companies, Inc.	13,622	$736,269
Masco Corp.	29,672	807,375

		1,543,644

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	19,776	254,517
Avery Dennison Corp.	7,098	435,391
Cintas Corp.	10,446	381,906
Equifax, Inc.	11,428	462,377
Monster Worldwide, Inc. *	10,259	398,973
Pitney Bowes, Inc.	17,255	795,456
R.R. Donnelley & Sons Co.	17,291	730,718
Robert Half International, Inc.	13,061	443,943
Waste Management, Inc.	40,650	1,545,919

		5,449,200

Construction & Engineering 0.1%
Fluor Corp.	6,927	800,138

Electrical Equipment 0.4%
Cooper Industries, Inc.	14,179	750,353
Emerson Electric Co.	62,477	2,940,792
Rockwell Automation, Inc.	12,393	867,386

		4,558,531

Industrial Conglomerates 3.9%
3M Co.	56,580	5,031,094
General Electric Co.	808,247	31,327,654
Textron, Inc.	9,855	1,112,531
Tyco International, Ltd. *	38,936	1,841,283

		39,312,562

Machinery 1.8%
Caterpillar, Inc.	49,607	3,909,032
Cummins, Inc.	8,077	958,740
Danaher Corp.	18,704	1,396,815
Deere & Co.	17,675	2,128,423
Dover Corp.	16,059	819,009
Eaton Corp.	11,509	1,118,445
Illinois Tool Works, Inc.	32,365	1,781,693
Ingersoll-Rand Co., Ltd., Class A	23,696	1,192,383
ITT Corp.	14,276	897,675
Paccar, Inc.	19,508	1,596,144
Pall Corp.	9,631	399,879
Parker Hannifin Corp.	9,099	897,889
Terex Corp. *	8,100	698,625

		17,794,752

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	27,586	$2,265,914
CSX Corp.	33,863	1,605,445
Norfolk Southern Corp. (p)	30,892	1,661,372
Ryder System, Inc.	4,804	261,193
Union Pacific Corp.	21,271	2,534,227

		8,328,151

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,580	487,469

INFORMATION TECHNOLOGY 16.1%
Communications Equipment 2.8%
Avaya, Inc. *	34,847	576,369
Ciena Corp. *	6,614	241,609
Cisco Systems, Inc. *	470,295	13,596,229
Corning, Inc. *	123,560	2,945,670
JDS Uniphase Corp. *	16,591	237,749
Juniper Networks, Inc. * (p)	44,489	1,332,891
Motorola, Inc.	181,839	3,089,445
QUALCOMM, Inc.	130,943	5,453,776
Tellabs, Inc. *	34,392	390,349

		27,864,087

Computers & Peripherals 4.2%
Apple, Inc. *	67,001	8,828,052
Dell, Inc. *	178,460	4,991,526
EMC Corp. *	164,857	3,051,503
Hewlett-Packard Co.	205,742	9,470,304
International Business Machines Corp.	107,316	11,874,516
Lexmark International, Inc., Class A *	7,429	293,743
NCR Corp. *	14,133	738,025
Network Appliance, Inc. *	29,151	826,139
QLogic Corp. *	12,496	166,072
SanDisk Corp. *	17,929	961,532
Sun Microsystems, Inc. *	280,482	1,430,458

		42,631,870

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.	30,672	1,170,137
Jabil Circuit, Inc.	14,079	317,200
Molex, Inc.	11,158	316,218
Solectron Corp. *	71,022	267,043
Tektronix, Inc.	6,420	210,897
Tyco Electronics, Ltd.	38,936	1,394,687

		3,676,182

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.5%
Akamai Technologies, Inc. *	12,775	$433,839
eBay, Inc. *	88,930	2,881,332
Google, Inc., Class A *	17,133	8,737,830
VeriSign, Inc. *	19,258	571,770
Yahoo!, Inc. *	95,017	2,209,145

		14,833,916

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	7,682	412,216
Automatic Data Processing, Inc.	42,855	1,989,329
Cognizant Technology Solutions Corp., Class A *	11,136	901,793
Computer Sciences Corp. *	13,418	747,114
Convergys Corp. *	10,605	202,025
Electronic Data Systems Corp.	39,977	1,078,979
Fidelity National Information Services, Inc.	12,852	637,845
First Data Corp.	59,267	1,884,098
Fiserv, Inc. *	13,213	652,987
Paychex, Inc.	26,704	1,105,012
Unisys Corp. *	27,320	221,019
Western Union Co.	60,701	1,210,985

		11,043,402

Office Electronics 0.1%
Xerox Corp. *	73,639	1,285,737

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. * (p)	42,638	577,318
Altera Corp.	27,504	638,093
Analog Devices, Inc.	25,338	898,232
Applied Materials, Inc.	107,051	2,359,404
Broadcom Corp., Class A *	36,040	1,182,472
Intel Corp.	456,439	10,781,089
KLA-Tencor Corp.	15,054	854,917
Linear Technology Corp. (p)	19,941	710,897
LSI Logic Corp. * (p)	60,519	435,737
Maxim Integrated Products, Inc.	25,194	798,650
MEMC Electronic Materials, Inc. *	17,628	1,080,949
Micron Technology, Inc. *	59,420	705,315
National Semiconductor Corp.	21,920	569,701
Novellus Systems, Inc. *	9,927	283,118
NVIDIA Corp. *	28,511	1,304,663
Teradyne, Inc. *	14,904	233,844
Texas Instruments, Inc.	112,633	3,963,555
Xilinx, Inc.	23,402	585,050

		27,963,004

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.3%
Adobe Systems, Inc. *	45,548	$1,835,129
Autodesk, Inc. *	17,909	758,804
BMC Software, Inc. *	15,800	453,776
CA, Inc.	31,863	799,124
Citrix Systems, Inc. *	13,989	505,982
Compuware Corp. *	23,328	217,650
Electronic Arts, Inc. *	24,357	1,184,725
Intuit, Inc. *	26,912	770,760
Microsoft Corp.	661,388	19,173,638
Novell, Inc. *	27,362	183,599
Oracle Corp. *	310,981	5,945,957
Symantec Corp. *	70,785	1,359,072

		33,188,216

MATERIALS 3.2%
Chemicals 1.6%
Air Products & Chemicals, Inc.	16,779	1,449,202
Ashland, Inc.	4,328	264,268
Dow Chemical Co.	74,887	3,256,087
E.I. DuPont de Nemours & Co.	71,551	3,343,578
Eastman Chemical Co.	6,609	454,831
Ecolab, Inc.	13,769	579,813
Hercules, Inc. *	9,160	190,162
International Flavors & Fragrances, Inc.	6,100	305,671
Monsanto Co.	42,698	2,751,886
PPG Industries, Inc.	12,898	983,730
Praxair, Inc.	25,038	1,918,411
Rohm & Haas Co.	11,182	632,007
Sigma-Aldrich Corp.	10,316	467,521

		16,597,167

Construction Materials 0.1%
Vulcan Materials Co.	7,486	716,560

Containers & Packaging 0.2%
Ball Corp.	7,909	405,494
Bemis Co., Inc.	8,102	238,766
Pactiv Corp. *	10,243	323,781
Sealed Air Corp.	12,692	345,857
Temple-Inland, Inc.	8,313	483,235

		1,797,133

Metals & Mining 1.0%
Alcoa, Inc.	67,356	2,572,999
Allegheny Technologies, Inc.	7,913	830,311
Freeport-McMoRan Copper & Gold, Inc.	29,493	2,771,752

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Newmont Mining Corp.	35,439	$1,479,578
NuCor Corp.	23,702	1,189,841
United States Steel Corp.	9,295	913,606

		9,758,087

Paper & Forest Products 0.3%
International Paper Co.	34,219	1,268,498
MeadWestvaco Corp.	14,490	471,505
Weyerhaeuser Co.	16,962	1,208,373

		2,948,376

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	484,372	18,968,007
CenturyTel, Inc.	8,484	389,161
Citizens Communications Co.	26,525	382,756
Embarq Corp.	11,868	733,324
Qwest Communications International, Inc. * (p)	122,030	1,040,916
Verizon Communications, Inc.	228,091	9,721,238
Windstream Corp.	37,453	515,353

		31,750,755

Wireless Telecommunication Services 0.6%
Alltel Corp.	26,762	1,764,954
Sprint Nextel Corp.	227,326	4,667,003

		6,431,957

UTILITIES 3.5%
Electric Utilities 1.9%
Allegheny Energy, Inc. *	12,836	670,424
American Electric Power Co., Inc.	30,889	1,343,363
CMS Energy Corp.	17,390	281,022
Consolidated Edison, Inc.	21,252	928,287
Duke Energy Corp.	98,944	1,685,016
Edison International	25,596	1,353,773
Entergy Corp.	15,497	1,549,080
Exelon Corp.	52,844	3,707,007
FirstEnergy Corp.	23,948	1,454,841
FPL Group, Inc.	31,928	1,843,204
Pinnacle West Capital Corp.	7,875	295,155
PPL Corp.	30,253	1,426,126
Progress Energy, Inc.	19,970	871,890
Southern Co.	59,063	1,986,879

		19,396,067

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.1%
Nicor, Inc.	3,537	$139,393
Questar Corp.	13,545	697,432

		836,825

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	51,713	1,016,160
Constellation Energy Group, Inc.	13,996	1,172,865
Dynegy, Inc., Class A *	31,604	281,592
TXU Corp.	36,071	2,353,633

		4,824,250

Multi-Utilities 1.0%
Ameren Corp.	15,977	766,576
CenterPoint Energy, Inc.	24,849	409,512
Dominion Resources, Inc.	27,136	2,285,394
DTE Energy Co.	13,832	641,528
Integrys Energy Group, Inc.	5,946	294,268
KeySpan Corp.	13,808	573,722
NiSource, Inc.	21,531	410,596
PG&E Corp.	27,614	1,182,155
Public Service Enterprise Group, Inc.	19,858	1,710,767
Sempra Energy	20,725	1,092,622
TECO Energy, Inc.	16,466	265,761
Xcel Energy, Inc.	32,125	652,138

		10,285,039

Total Common Stocks (cost $510,248,765)		1,013,227,835

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.4%
FINANCIALS 0.1%
Citigroup Global Markets Inc., 5.45%, 08/01/2007	1,000,000	1,000,000

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	1,940,440	1,940,440

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 2.1%
BNP Paribas SA, 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value
$7,001,056	$ 7,000,000	7,000,000
Credit Suisse First Boston LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007,
maturity value $3,000,452	3,000,000	3,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 07/31/2007,
maturing 08/01/2007, maturity value $2,000,301	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007,
maturity value $1,000,151	1,000,000	1,000,000
Lehman Brothers, Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity
value $3,000,452	3,000,000	3,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS^ continued
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, maturing 07/31/2007, maturing
08/01/2007, maturity value $1,000,151	$ 1,000,000	$1,000,000
Nomura Securities International Inc., 5.43%, dated 07/31/2007, maturing
08/01/2007, maturity value $4,000,603	4,000,000	4,000,000

		21,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $23,940,440)		23,940,440

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.65%, 08/23/2007 ƒ †	100,000	99,709
4.72%, 10/11/2007 ƒ †	1,000,000	990,534
4.73%, 09/27/2007 ƒ †	200,000	198,521

		1,288,764

MUTUAL FUND SHARES 0.3%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø	2,716,153	2,716,153

Total Short-Term Investments (cost $4,004,917)		4,004,917

Total Investments (cost $538,194,122) 103.5%		1,041,173,192
Other Assets and Liabilities (3.5%)		(35,486,399)

Net Assets 100.0%		$1,005,686,793

*	Non-income producing security
(p)	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,463,406 at July 31, 2007. The Fund earned $299,185 of income from Wachovia Corporation during the year ended July 31,
2007, which is included in income from affilates.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 85 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total long-term investments by sector as of July 31, 2007:

Financials	19.9%
Information Technology	16.0%
Industrials	11.6%
Health Care	11.6%
Energy	11.2%
Consumer Discretionary	9.9%
Consumer Staples	9.4%
Telecommunications Services	3.8%
Utilities	3.5%
Materials	3.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

Assets
Investments in securities, at value (cost $532,014,563) including $22,705,745 of
securities loaned	$1,031,360,668
Investments in affiliates, at value (cost $6,179,559)	9,812,524

Total investments	1,041,173,192
Receivable for securities sold	3,811,811
Receivable for Fund shares sold	595,614
Dividends receivable	1,007,261
Receivable for securities lending income	3,509
Prepaid expenses and other assets	34,031

Total assets	1,046,625,418

Liabilities
Payable for securities purchased	250
Payable for Fund shares redeemed	16,802,612
Payable for securities on loan	23,940,440
Payable for daily variation margin on open futures contracts	58,832
Advisory fee payable	329
Distribution Plan expenses payable	10,652
Due to other related parties	3,360
Accrued expenses and other liabilities	122,150

Total liabilities	40,938,625

Net assets	$1,005,686,793

Net assets represented by
Paid-in capital	$533,483,588
Undistributed net investment income	526,764
Accumulated net realized losses on investments	(31,159,936)
Net unrealized gains on investments	502,836,377

Total net assets	$1,005,686,793

Net assets consists of
Class A	$366,413,090
Class B	113,488,385
Class C	175,657,037
Class I	340,321,355
Class IS	9,806,926

Total net assets	$1,005,686,793

Shares outstanding (unlimited number of shares authorized)
Class A	6,736,869
Class B	2,097,819
Class C	3,243,666
Class I	6,251,932
Class IS	180,281

Net asset value per share
Class A	$54.39
Class A — Offering price (based on sales charge of 4.75%)	$57.10
Class B	$54.10
Class C	$54.15
Class I	$54.43
Class IS	$54.40

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

Investment income
Dividends	$17,306,428
Income from affiliates	708,797
Interest	40,440
Securities lending	32,968

Total investment income	18,088,633

Expenses
Advisory fee	2,980,346
Distribution Plan expenses
Class A	707,608
Class B	1,311,574
Class C	1,820,822
Class IS	32,518
Administrative services fee	929,900
Transfer agent fees	1,365,330
Trustees’ fees and expenses	14,465
Printing and postage expenses	118,895
Custodian and accounting fees	259,523
Registration and filing fees	38,160
Professional fees	50,605
Interest expense	4,792
Other	109,280

Total expenses	9,743,818
Less: Expense reductions	(20,283)
Fee waivers	(2,905,953)

Net expenses	6,817,582

Net investment income	11,271,051

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	23,969,353
Futures contracts	1,667,916

Net realized gains on investments	25,637,269
Net change in unrealized gains or losses on investments	83,238,587

Net realized and unrealized gains or losses on investments	108,875,856

Net increase in net assets resulting from operations	$120,146,907

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2007		2006

Operations
Net investment income		$11,271,051		$10,597,024
Net realized gains on investments		25,637,269		34,660,669
Net change in unrealized gains or
losses on investments		83,238,587		(2,331,499)

Net increase in net assets resulting
from operations		120,146,907		42,926,194

Distributions to shareholders from
Net investment income
Class A		(3,651,594)		(3,304,505)
Class B		(748,375)		(970,165)
Class C		(1,079,213)		(1,121,165)
Class I		(5,065,639)		(4,571,153)
Class IS		(173,433)		(193,865)

Total distributions to shareholders		(10,718,254)		(10,160,853)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	817,039	43,387,538	759,541	35,676,446
Class B	68,345	3,574,489	115,086	5,375,983
Class C	177,061	9,345,636	275,987	12,887,334
Class I	2,314,982	123,397,830	643,177	30,376,900
Class IS	2,374	125,582	18,144	870,854

		179,831,075		85,187,517

Net asset value of shares issued in
reinvestment of distributions
Class A	63,928	3,393,435	63,585	2,990,885
Class B	12,365	649,748	18,289	855,933
Class C	12,909	680,634	15,726	737,178
Class I	39,479	2,085,529	42,704	2,009,146
Class IS	3,084	161,807	3,824	179,979

		6,971,153		6,773,121

Automatic conversion of Class B
shares to Class A shares
Class A	362,823	18,973,657	415,312	19,885,915
Class B	(364,883)	(18,973,657)	(417,733)	(19,885,915)

		0		0

Payment for shares redeemed
Class A	(1,835,880)	(97,969,366)	(1,933,003)	(91,246,115)
Class B	(590,866)	(30,995,791)	(801,206)	(37,451,889)
Class C	(597,937)	(31,576,569)	(965,044)	(45,265,800)
Class I	(1,451,631)	(78,154,204)	(2,407,780)	(114,333,282)
Class IS	(140,206)	(7,539,861)	(32,355)	(1,513,954)

		(246,235,791)		(289,811,040)

Net asset value of shares issued in
acquisition — Class A	2,267,307	129,006,508	0	0

Net increase (decrease) in net assets
resulting from capital share
transactions		69,572,945		(197,850,402)

Total increase (decrease) in net assets		179,001,598		(165,085,061)
Net assets
Beginning of period		826,685,195		991,770,256

End of period		$1,005,686,793		$826,685,195

Undistributed net investment income		$526,764		$156,200

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-

NOTES TO FINANCIAL STATEMENTS continued

party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to capital loss carryovers assumed as a result of acquisitions and real estate investment trusts. During the year ended July 31, 2007, the following amounts were reclassified:

Paid-in capital	$2,323,982
Undistributed net investment income	(182,233)
Accumulated net realized losses on investments	(2,141,749)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $2,905,953.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based

NOTES TO FINANCIAL STATEMENTS continued

on the type of account held by the shareholders in the Fund. For the year ended July 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2007, EIS received $12,429 from the sale of Class A shares and $11, $226,102 and $9,683 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas S&P 500 Index Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas S&P 500 Index Fund at an exchange ratio of 0.18 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with an unrealized appreciation of $38,234,769. The aggregate net assets of the Fund and Atlas S&P 500 Index Fund immediately prior to the acquisition were $974,553,568 and $129,006,508, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,103,560,076.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $126,515,614 and $158,749,311, respectively, for the year ended July 31, 2007.

At July 31, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2007	Loss

September 2007	13 S&P 500 Index	$ 4,893,868	$ 4,751,175	$ 142,693

During the year ended July 31, 2007, the Fund loaned securities to certain brokers. At July 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $22,705,745 and $23,940,440, respectively.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $544,535,881. The gross unrealized appreciation and depreciation on securities based on tax cost was $527,255,578 and $30,618,267, respectively, with a net unrealized appreciation of $496,637,311.

NOTES TO FINANCIAL STATEMENTS continued

As of July 31, 2007, the Fund had $24,960,870 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014

$443,911	$313,303	$23,794,478	$227,909	$181,269

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$ 526,764	$ 496,637,311	$ 24,960,870

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $10,718,254 and $10,160,853 of ordinary income for the years ended July 31, 2007 and July 31, 2006, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended July 31, 2007, the Fund had average borrowings outstanding of $81,640 at an average rate of 5.87% and paid interest of $4,792.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of

NOTES TO FINANCIAL STATEMENTS continued

Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On September 13, 2007, the Fund declared distributions from net investment income to shareholders of record on September 12, 2007. The per share amounts payable on September 14, 2007 were as follows:

Net
Investment
Income

Class A	$0.2019
Class B	0.0929
Class C	0.0956
Class I	0.2373
Class IS	0.2009

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Index Fund, a series of the Evergreen Select Equity Trust, as of July 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Index Fund as of July 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2007, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1	Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5	Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567506 rv4   09/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the one series of the Registrant’s annual financial statements for the fiscal years ended July 31, 2007 and July 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$32,000	$25,401
Audit-related fees (1)	6,200	0
Tax fees	0	0
Non-audit fees (2)	1,008,367	980,575
All other fees	0	0

Total fees	$1,046,567	$1,005,976

(1) Audit-related fees consists primarily of fees for merger activity.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: September 28, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2007